Form N-1A Supplement - PACE Global Real Estate Securities Investments	Jul. 22, 2026
Class A Prospectus - PACE Global Real Estate Securities Investments
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

PACE® Select Advisors Trust

July 22, 2026

Supplement to the prospectuses relating to Class A shares (the "Class A Prospectus"), Class P shares (the "Class P Prospectus") and Class P2 shares (the "Class P2 Prospectus") (collectively, the "Prospectuses"), and the Statement of Additional Information ("SAI"), each dated November 28, 2025, as supplemented.

Includes:

•  PACE® Global Real Estate Securities Investments

Dear Investor,

The purpose of this supplement is to update certain information regarding the investment subadvisory arrangements for PACE® Global Real Estate Securities Investments (the "fund"), a series of the PACE Select Advisors Trust (the "Trust"). At the recommendation of UBS Asset Management (Americas) LLC ("UBS AM"), the fund's manager, the Trust's Board of Trustees (the "Board") has terminated Massachusetts Financial Services Company, doing business as MFS Investment Management ("MFS") as subadvisor to the fund, effective as of the close of business on July 17, 2026. In addition, at the recommendation of UBS AM, the Board has appointed Cohen & Steers Capital Management, Inc. ("C&S") to serve as a new subadvisor to the fund. C&S assumed investment advisory responsibility with respect to a separate portion of the fund's portfolio effective as of the close of business on July 17, 2026.

I. PACE® Global Real Estate Securities Investments

Effective immediately, the Prospectuses and SAI are hereby revised as follows:

All references to "Massachusetts Financial Services Company, doing business as MFS Investment Management" or "MFS" as a subadvisor to the fund in the Prospectuses and SAI are hereby deleted.

Class P Prospectus - PACE Global Real Estate Securities Investments
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

PACE® Select Advisors Trust

July 22, 2026

Supplement to the prospectuses relating to Class A shares (the "Class A Prospectus"), Class P shares (the "Class P Prospectus") and Class P2 shares (the "Class P2 Prospectus") (collectively, the "Prospectuses"), and the Statement of Additional Information ("SAI"), each dated November 28, 2025, as supplemented.

Includes:

•  PACE® Global Real Estate Securities Investments

Dear Investor,

The purpose of this supplement is to update certain information regarding the investment subadvisory arrangements for PACE® Global Real Estate Securities Investments (the "fund"), a series of the PACE Select Advisors Trust (the "Trust"). At the recommendation of UBS Asset Management (Americas) LLC ("UBS AM"), the fund's manager, the Trust's Board of Trustees (the "Board") has terminated Massachusetts Financial Services Company, doing business as MFS Investment Management ("MFS") as subadvisor to the fund, effective as of the close of business on July 17, 2026. In addition, at the recommendation of UBS AM, the Board has appointed Cohen & Steers Capital Management, Inc. ("C&S") to serve as a new subadvisor to the fund. C&S assumed investment advisory responsibility with respect to a separate portion of the fund's portfolio effective as of the close of business on July 17, 2026.

I. PACE® Global Real Estate Securities Investments

Effective immediately, the Prospectuses and SAI are hereby revised as follows:

All references to "Massachusetts Financial Services Company, doing business as MFS Investment Management" or "MFS" as a subadvisor to the fund in the Prospectuses and SAI are hereby deleted.

Class P2 Prospectus - PACE Global Real Estate Securities Investments
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

PACE® Select Advisors Trust

July 22, 2026

Supplement to the prospectuses relating to Class A shares (the "Class A Prospectus"), Class P shares (the "Class P Prospectus") and Class P2 shares (the "Class P2 Prospectus") (collectively, the "Prospectuses"), and the Statement of Additional Information ("SAI"), each dated November 28, 2025, as supplemented.

Includes:

•  PACE® Global Real Estate Securities Investments

Dear Investor,

The purpose of this supplement is to update certain information regarding the investment subadvisory arrangements for PACE® Global Real Estate Securities Investments (the "fund"), a series of the PACE Select Advisors Trust (the "Trust"). At the recommendation of UBS Asset Management (Americas) LLC ("UBS AM"), the fund's manager, the Trust's Board of Trustees (the "Board") has terminated Massachusetts Financial Services Company, doing business as MFS Investment Management ("MFS") as subadvisor to the fund, effective as of the close of business on July 17, 2026. In addition, at the recommendation of UBS AM, the Board has appointed Cohen & Steers Capital Management, Inc. ("C&S") to serve as a new subadvisor to the fund. C&S assumed investment advisory responsibility with respect to a separate portion of the fund's portfolio effective as of the close of business on July 17, 2026.

I. PACE® Global Real Estate Securities Investments

Effective immediately, the Prospectuses and SAI are hereby revised as follows:

All references to "Massachusetts Financial Services Company, doing business as MFS Investment Management" or "MFS" as a subadvisor to the fund in the Prospectuses and SAI are hereby deleted.